Segment and geographic information (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Schedule Of Revenue By Product Category [Table Text Block]	The revenues by each Company of similar products are as follows:

	For the years ended December 31,
Product	2016	2017	2018
Health products	$11,776,863	$17,032,191	$24,853,660
Collectible products	1,573,757	1,534,151	1,739,317
Mobile phones	1,722,626	1,117,158	779,428
Kitchen and household	397,722	223,497	134,588
Fitness products	217,226	25,085	34,355
Cosmetics products	103,330	14,192	65,414
Seafood products	—	—	432,756
Auto products	1,026	9,532	169
Consumer electronics products	41,437	—	1,853
Other products	697,883	584,772	769,334

Total gross revenues	$16,531,870	$20,540,578	28,810,874
Less: sales taxes	(53,415)	(250,291)	(365,849)

Total revenues, net	$16,478,455	$20,290,287	$28,445,025

Reconciliation Of Gross Profit From Segments To Consolidated [Table Text Block]
The gross profit by segments is as follows:

Year ended December 31, 2016	Direct sales	Distribution sales	Total
Revenue, net	$13,361,915	$3,116,540	$16,478,455
Cost of revenue	(2,352,556)	(2,877,620)	(5,230,176)
Gross profit	$11,009,359	$238,920	$11,248,279

Year ended December 31, 2017	Direct sales	Distribution sales	Total
Revenue, net	$18,942,436	$1,347,851	$20,290,287
Cost of revenue	(5,244,490)	(827,495)	(6,071,985)
Gross profit	$13,697,946	$520,356	$14,218,302

Year ended December 31, 2018	Direct sales	Distribution sales	Total
Revenue, net	$23,644,697	$4,800,328	$28,445,025
Cost of revenue	(6,648,933)	(1,559,922)	(8,208,855)
Gross profit	$16,995,764	$3,240,406	$20,236,170